Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales - net	$ 18,573,726	$ 4,443,571	$ 50,563,746	$ 10,875,249	$ 17,212,636	$ 3,202,687
Cost of sales	14,507,761	3,928,628	40,345,528	8,842,990	14,845,069	2,804,274
Gross profit	4,065,965	514,943	10,218,218	2,032,259	2,367,567	398,413
General and administrative expenses	7,876,778	2,927,287	16,420,665	7,425,596	18,587,727	18,650,249
Loss from operations	(3,810,813)	(2,412,344)	(6,202,447)	(5,393,337)	(16,220,160)	(18,251,836)
Other income (expense)
Derivative (expense) income	(1,922,763)	481,667	(4,409,214)	(3,576,192)	(4,777,654)	(93,638)
Change in fair value of derivative liabilities	4,403,875	1,547,185	5,900,749	2,181,955	5,162,100	(149,306)
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock	(1,510,613)	0	(4,452,439)	(2,542,073)	(3,862,458)	(433,400)
Interest (expense) income	(3,265,053)	499,801	(6,812,255)	(3,002,589)	(3,711,278)	(480,589)
Other expense					(121,500)	(160,568)
Licensing income					250,000	0
Foreign currency transaction gain	14,342	0	12,769	0
Other income	16,988	0	35,411	0
Total other income (expense) - net	(2,263,224)	2,528,653	(9,724,979)	(6,938,899)	(7,060,790)	(1,317,501)
Net income (loss)	(6,074,037)	116,309	(15,927,426)	(12,332,236)	(23,280,950)	(19,569,337)
Net income (loss) available to common stockholders
Net income (loss)	(6,074,037)	116,309	(15,927,426)	(12,332,236)	(23,280,950)	(19,569,337)
Series C preferred stock dividend					(293)	0
Net income (loss) available to common stockholders					(23,280,657)	(19,569,337)
Other comprehensive income
Net change in Foreign currency translation	(33,163)	0	7,556	0
Total other comprehensive income (loss)	(33,163)	0	7,556	0
Total comprehensive income (loss)	$ (6,107,200)	$ 116,309	$ (15,919,870)	$ (12,332,236)
Net income (loss) per share available to common stockholders - basic and diluted (in dollars per share)	$ (3.22)	$ 0.30	$ (9.62)	$ (46.50)	$ (70.30)	$ (404.31)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	1,894,202	383,634	1,656,219	265,189	331,159	48,402